Business Combinations (Summary Of Pro-Forma Financial Information) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Business Combinations [Abstract]
Total revenue	¥ 1,892,851	¥ 2,011,241
Net income (loss) attributable to NHI shareholders	¥ (13,951)	¥ 58,533
Basic net income (loss) attributable to NHI shareholders per share	¥ (3.83)	¥ 16.13
Diluted net income (loss) attributable to NHI shareholders per share	¥ (3.83)	¥ 16.06